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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22549

NORTHERN LIGHTS FUND TRUST II

(Exact name of registrant as specified in charter)

17605 WRIGHT STREET, OMAHA NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Esq.

Senior Vice President

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 470-2619

Date of fiscal year ends:  2/28, 3/31, 5/31, 8/31, 11/30 and 12/31

Date of reporting period:  July 1, 2012 – June 30, 2013

ITEM 1. PROXY VOTING RECORD:

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Silver Wheaton Corp.
Date Printed: 15-May-13
Last Date Votes Were Submitted for the Meeting: 09-May-13
Total Number of Ballots Instructed: 1
Total Number of Shares Instructed: 3,475
Total Number of Ballots Uninstructed: 0
Total Number of Shares Uninstructed: 0
Meeting Date: 21-May-13
Record Date: 25-Mar-13
Location ID: 8311
Country: Canada
Meeting Type: Annual/Special
Location Name: Absolute Investment Management LLC
Primary Security ID: 828336107
Ticker: SLW
Meeting ID: 775848
Earliest Cutoff Date: 15-May-13
Voting Policy: ISS Ballot Count: 1
Shares Available: 3,475
Shares on Loan*: 0
Shares Instructed: 3,475
Item	Item Description			Proponent	Mgmt Rec	ISS Rec	Policy Rec	Vote Instruction
a1	Elect Director Lawrence I. Bell Research Notes: A vote FOR all nominees is warranted as no significant concerns are identified at this time.			Management	For	For	For	For
a2	Elect Director George L. Brack			Management	For	For	For	For
a3	Elect Director John A. Brough			Management	For	For	For	For
a4	Elect Director R. Peter Gillin			Management	For	For	For	For
a5	Elect Director Douglas M. Holtby			Management	For	For	For	For
a6	Elect Director Eduardo Luna			Management	For	For	For	For
a7	Elect Director Wade D. Nesmith			Management	For	For	For	For
a8	Elect Director Randy V.J. Smallwood			Management	For	For	For	For
b c	Approve Deloitte LLP as Auditors and Authorize Board to Fix Their Remuneration Advisory Vote on Executive Compensation Approach			Management Management	For For	For For	For For	For For
Institutional Account	CA #	Account Group	Instructor	Date Instructed	Approver	Date Approved	Shares Available	Shares Instructed
Aftershock Strategies Fund, 6734305450,6734305630	6734305450	Absolute Investment -	Auto Instructed	09-05-13	Auto Approved	09-05-13	3,475	3,475
8311
					Total Shares:		3,475	3,475
* Shares on loan data only provided for a select group of custodians. Ask your Account Manager if you have any questions.

Registrant:		NORTHERN LIGHTS FUND TRUST II - AIS TACTICAL ASSET ALLOCATION PORTFOLIO
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Joy Global Inc.	JOY	481165108	3/5/2013	1	All Matters -see Proxy	MGMT	Y	FOR	FOR
2	Walter Energy	WLT	93317Q105	4/25/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
3	Tractor Supply	TSCO	892356106	5/2/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
4	Potash Corp	POT	73755L107	5/16/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
5	Peabodt Energy	BTU	704549104	4/29/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
6	Lincoln Elect	LECO	533900106	4/25/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
7	Sociedad Quimica y Minera de Chile SA	SQM	833635105	4/25/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
8	Walter Energy	WLT	93317Q105	4/25/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
9	Oceaneering Intl	OII	675232102	4/28/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
10	Cliffs Nat Res	CLF	18683K101	5/7/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
11	McDermott Intl	MDR	580037109	5/7/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
12	Parker Drilling	PKD	701081101	5/8/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
13	WABTEC	WAB	929740108	5/14/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
14	Cameco	CCJ	13321L108	5/14/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
15	Anadarko Petroleum	APC	032511107	5/14/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
16	KBR	KBR	48242W106	5/16/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
17	Dril-Quip	DRQ	262037104	5/16/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
18	Core Lab	CLB	N22717107	5/16/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
19	Transocean LTD	RIG	H8817H100	5/17/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
20	Transocean LTD	RIG	H8817H100	5/17/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
21	Transocean LTD	RIG	H8817H100	5/17/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
22	Ultra Petroleum	UPL	903914109	5/21/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
23	Celgene Corp	CELG	151020104	6/12/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
24	Geospace Tech	GEOS	37364X109	7/16/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR
25	Highmark Treasury	na	na	7/11/2013		All Matters -see Proxy	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST II Alternative Strategies Mutual Fund
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2012 through June 30, 2013

Company Name	Meeting Date	Ticker	CUSIP
SUPERVALU INC.	7/17/2012	SVU	868536-103
Proposal	1A. ELECTION OF DIRECTOR: DONALD R. CHAPPEL
MRV	For
Vote	For
Proposal	1B. ELECTION OF DIRECTOR: IRWIN S. COHEN
MRV	For
Vote	For
Proposal	1C. ELECTION OF DIRECTOR: RONALD E. DALY
MRV	For
Vote	For
Proposal	1D. ELECTION OF DIRECTOR: SUSAN E. ENGEL
MRV	For
Vote	For
Proposal	1E. ELECTION OF DIRECTOR: PHILIP L. FRANCIS
MRV	For
Vote	For
Proposal	1F. ELECTION OF DIRECTOR: EDWIN C. GAGE
MRV	For
Vote	For
Proposal	1G. ELECTION OF DIRECTOR: CRAIG R. HERKERT
MRV	For
Vote	For
Proposal	1H. ELECTION OF DIRECTOR: STEVEN S. ROGERS
MRV	For
Vote	For
Proposal	1I. ELECTION OF DIRECTOR: MATTHEW E. RUBEL
MRV	For
Vote	For
Proposal	1J. ELECTION OF DIRECTOR: WAYNE C. SALES
MRV	For
Vote	For
Proposal	1K. ELECTION OF DIRECTOR: KATHI P. SEIFERT
MRV	For
Vote	For
Proposal	2. RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
MRV	For
Vote	For
Proposal	3. TO APPROVE, BY NON-BINDING VOTE, THE EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT
MRV	For
Vote	For
Proposal	4. TO APPROVE THE SUPERVALU INC. 2012 STOCK PLAN
MRV	For
Vote	For
Proposal	5. TO APPROVE THE AMENDMENT OF THE DIRECTORS' DEFERRED COMPENSATION PLAN
MRV	For
Vote	For
Proposal	6. TO APPROVE THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION TO REDUCE THE SUPERMAJORITY VOTING THRESHOLDS
MRV	For
Vote	For
Proposal	7. TO APPROVE THE AMENDMENT TO THE RESTATED BYLAWS TO REDUCE THE SUPERMAJORITY VOTING THRESHOLDS
MRV	For
Vote	For
Proposal	8. TO APPROVE THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION TO CHANGE THE PAR VALUE OF THE COMMON STOCK
MRV	For
Vote	For

Company Name	Meeting Date	Ticker	CUSIP
DELL INC.	7/13/2012	DELL	24702R-101
Proposal	1A. ELECTION OF DIRECTOR: JAMES W. BREYER
MRV	For
Vote	For
Proposal	1B. ELECTION OF DIRECTOR: DONALD J. CARTY
MRV	For
Vote	For
Proposal	1C. ELECTION OF DIRECTOR: JANET F. CLARK
MRV	For
Vote	For
Proposal	1D. ELECTION OF DIRECTOR: LAURA CONIGLIARO
MRV	For
Vote	For
Proposal	1E. ELECTION OF DIRECTOR: MICHAEL S. DELL
MRV	For
Vote	For
Proposal	1F. ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN
MRV	For
Vote	For
Proposal	1G. ELECTION OF DIRECTOR: WILLIAM H. GRAY, III
MRV	For
Vote	For
Proposal	1H. ELECTION OF DIRECTOR: GERARD J. KLEISTERLEE
MRV	For
Vote	For
Proposal	1I. ELECTION OF DIRECTOR: KLAUS S. LUFT
MRV	For
Vote	For
Proposal	1J. ELECTION OF DIRECTOR: ALEX J. MANDL
MRV	For
Vote	For
Proposal	1K. ELECTION OF DIRECTOR: SHANTANU NARAYEN
MRV	For
Vote	For
Proposal	1L. ELECTION OF DIRECTOR: H. ROSS PEROT, JR.
MRV	For
Vote	For
Proposal	2. RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2013
MRV	For
Vote	For
Proposal	3. APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT
MRV	For
Vote	For
Proposal	4. APPROVAL OF THE DELL INC. 2012 LONG-TERM INCENTIVE PLAN
MRV	For
Vote	For

Company Name	Meeting Date	Ticker	CUSIP
MCKESSON CORPORATION	7/25/2012	MCK	58155Q-103
Proposal	1A. ELECTION OF DIRECTOR: ANDY D. BRYANT
MRV	For
Vote	For
Proposal	1B. ELECTION OF DIRECTOR: WAYNE A. BUDD
MRV	For
Vote	For
Proposal	1C. ELECTION OF DIRECTOR: JOHN H. HAMMERGREN
MRV	For
Vote	For
Proposal	1D. ELECTION OF DIRECTOR: ALTON F. IRBY III
MRV	For
Vote	For
Proposal	1E. ELECTION OF DIRECTOR: M. CHRISTINE JACOBS
MRV	For
Vote	For
Proposal	1F. ELECTION OF DIRECTOR: MARIE L. KNOWLES
MRV	For
Vote	For
Proposal	1G. ELECTION OF DIRECTOR: DAVID M. LAWRENCE, M.D.
MRV	For
Vote	For
Proposal	1H. ELECTION OF DIRECTOR: EDWARD A. MUELLER
MRV	For
Vote	For
Proposal	1I. ELECTION OF DIRECTOR: JANE E. SHAW, PH.D.
MRV	For
Vote	For
Proposal	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
MRV	For
Vote	For
Proposal	3. ADVISORY VOTE ON EXECUTIVE COMPENSATION.
MRV	For
Vote	For
Proposal	4. STOCKHOLDER PROPOSAL ON ACTION BY WRITTEN CONSENT OF STOCKHOLDERS.
MRV	Against
Vote	Against
Proposal	5. STOCKHOLDER PROPOSAL ON AN INDEPENDENT BOARD CHAIRMAN.
MRV	Against
Vote	Against
Proposal	6. STOCKHOLDER PROPOSAL ON SIGNIFICANT EXECUTIVE STOCK RETENTION UNTIL REACHING NORMAL RETIREMENT AGE.
MRV	Against
Vote	Against
Proposal	7. STOCKHOLDER PROPOSAL ON ACCELERATED VESTING OF EQUITY AWARDS.
MRV	Against
Vote	Against

Company Name	Meeting Date	Ticker	CUSIP
ST ANDREW GOLDFIELDS LTD.	5/9/2013	SAS.TO	787188-507
Proposal	HERBERT ABRAMSON
MRV	For
Vote	For
Proposal	GRAHAM FARQUHARSON
MRV	For
Vote	For
Proposal	CATHERINE GIGNAC
MRV	For
Vote	For
Proposal	JOHN HICK
MRV	For
Vote	For
Proposal	JACQUES PERRON
MRV	For
Vote	For
Proposal	DAVID PETROFF
MRV	For
Vote	For
Proposal	WARREN SEYFFERT
MRV	For
Vote	For
Proposal	ON THE RE-APPOINTMENT OF BDO CANADA LLP AS AUDITOR AND AUTHORIZING THE DIRECTORS TO FIX THE AUDITOR'S REMUNERATION.
MRV	For
Vote	For
Proposal	ON THE RE-APPROVAL OF THE CORPORATION'S STOCK OPTION PLAN AND UNALLOCATED ENTITLEMENTS THEREUNDER.
MRV	For
Vote	For
Proposal	ON THE ADVISORY RESOLUTION ON THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION.
MRV	For
Vote	For

Registrant:	NORTHERN LIGHTS FUND TRUST II - Braver Tactical Opportunity Fund
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	There were no proxy votes to report during the Reporting Period.

Registrant:		NORTHERN LIGHTS FUND TRUST II - Inflation Hedges Strategy Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	None voted	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2
3	There were no proxy votes to report during the Reporting Period.

Registrant:	NORTHERN LIGHTS FUND TRUST II - Longboard Managed Futures Strategy Fund
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant:	NORTHERN LIGHTS FUND TRUST II Mariner Hyman Beck Fund
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4
5
6	N/A - Mariner Hyman Beck Fund has not voted any proxies for the reporting period ended June 30, 2013.

Registrant:	NORTHERN LIGHTS FUND TRUST II -SUSTAINABLE OPPORTUNITIES FUND
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2012 through June 30, 2013

Investment Company Report
METROPOLITAN WEST SECURITIES
Security	592905855	Meeting Type			Special
Ticker Symbol	MWIIX	Meeting Date			20-Dec-2012
ISIN	US5929058551	Agenda			933698182 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE TRUST AND METROPOLITAN WEST ASSET MANAGEMENT, LLC, THE FUND'S CURRENT INVESTMENT ADVISER.	Management	Split	Split
LOOMIS SAYLES INVESTMENT TRUST
Security	543495782	Meeting Type			Special
Ticker Symbol	LSGBX	Meeting Date			18-Mar-2013
ISIN	US5434957826	Agenda			933724393 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	DIRECTOR	Management
1	CHARLES D. BAKER		Split	Split
2	EDMOND J. ENGLISH		Split	Split
3	DAVID L. GIUNTA		Split	Split
4	MARTIN T. MEEHAN		Split	Split

Registrant:		NORTHERN LIGHTS FUND TRUST II Two Oaks Diversified Growth and Income Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Dreyfus Money Fund		26200X407	8/3/2012		Directors
2					1	Gordon Davis	MGMT	Y	FOR	FOR
3					2	Nathan Leventhal	MGMT	Y	FOR	FOR
4					3	Benaree Wiley	MGMT	Y	FOR	FOR
5
6	T ROWE PRICE	TROW	74144T108	4/23/2013		DIRECTORS
7					1A	EDWARD BERNARD	MGMT	Y	FOR	FOR
8					1B	JAMES BRADY	MGMT	Y	FOR	FOR
9					1C	MARY BUSH	MGMT	Y	FOR	FOR
10					1D	DONALD HEBB, JR	MGMT	Y	FOR	FOR
11					1E	DR FREEMAN HRABOWSKI, III	MGMT	Y	FOR	FOR
12					1F	JAMES KENNEDY	MGMT	Y	FOR	FOR
13					1G	ROBERT MACLELLAN	MGMT	Y	FOR	FOR
14					1H	BRIAN ROGERS	MGMT	Y	FOR	FOR
15					1I	DR ALFRED SOMMER	MGMT	Y	FOR	FOR
16					1J	DWIGHT TAYLOR	MGMT	Y	FOR	FOR
17					1K	ANN MARIE WHITTEMORE	MGMT	Y	FOR	FOR
18					2	COMP PAID TO OFFICERS	MGMT	Y	FOR	FOR
19					3	KPMG AS ACCTG FIRM	MGMT	Y	FOR	FOR
20
21	GENERAL ELECTRIC	GE	369604103	4/24/2013		DIRECTORS
22					A1	W GEOFFREY BEATTIE	MGMT	Y	FOR	FOR
23					A2	JOHN BRENNAN	MGMT	Y	FOR	FOR
24					A3	JAMES CASH, JR	MGMT	Y	FOR	FOR
25					A4	FRANCISCO D'SOUZA	MGMT	Y	FOR	FOR
26					A5	MARIJN DEKKERS	MGMT	Y	FOR	FOR
27					A6	ANN FUDGE	MGMT	Y	FOR	FOR
28					A7	SUSAN HOCKFIELD	MGMT	Y	FOR	FOR
29					A8	JEFFREY IMMELT	MGMT	Y	FOR	FOR
30					A9	ANDREA JUNG	MGMT	Y	AGAINST	AGAINST

Registrant:		NORTHERN LIGHTS FUND TRUST II Two Oaks Diversified Growth and Income Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1					A10	ROBERT LANE	MGMT	Y	FOR	FOR
2					A11	RALPH LARSEN	MGMT	Y	FOR	FOR
3					A12	ROCHELLE LAZARUS	MGMT	Y	FOR	FOR
4					A13	JAMES MULVA	MGMT	Y	FOR	FOR
5					A14	MARY SCHAPIRO	MGMT	Y	FOR	FOR
6					A15	ROBERT SWIERINGA	MGMT	Y	FOR	FOR
7					A16	JAMES TISCH	MGMT	Y	FOR	FOR
8					A17	DOUGLAS WARNER III	MGMT	Y	FOR	FOR
9					B1	EXECUTIVE COMP	MGMT	Y	ABSTAIN	AGAINST
10					B2	ACCTG FIRM	MGMT	Y	FOR	FOR
11					C1	CESSATION STOCK OPTION/BONUS	SHAREHOLD	Y	ABSTAIN	AGAINST
12					C2	DIRECTOR TERM LIMITS	SHAREHOLD	Y	ABSTAIN	AGAINST
13					C3	INDEPENDENT CHAIRMAN	SHAREHOLD	Y	ABSTAIN	AGAINST
14					C4	ACT BY WRITTEN CONSENT	SHAREHOLD	Y	ABSTAIN	AGAINST
15					C5	EXECUTIVES RETAIN STOCK	SHAREHOLD	Y	FOR	AGAINST
16					C6	MULTIPLE CANDIDATE ELECTIONS	SHAREHOLD	Y	ABSTAIN	AGAINST
17
18	NOKIA	NOK	654902204	5/7/2013	12	DIRECTORS - ITEM #12	MGMT	Y	FOR	FOR
19					1	BRUCE BROWN
20					2	ELIZABETH DOHERTY
21					3	STEPHEN ELOP
22					4	HENNING KAGERMANN
23					5	JOUKO KARVINEN
24					6	HELGE LUND
25					7	MARTEN MICKOS
26					8	ELIZABETH NELSON
27					9	RISTO SIILASMAA
28					10	KARI STADIGH
29					7	ADDOPTION OF ANNUAL ACCTS	MGMT	Y	FOR	FOR
30					8	USE OF PROFIT & DIVIDEND	MGMT	Y	ABSTAIN	AGAINST

Registrant:		NORTHERN LIGHTS FUND TRUST II Two Oaks Diversified Growth and Income Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1					9	DISCHARGE BOARD & PRES.	MGMT	Y	AGAINST	AGAINST
2					10	REMUNERATION OF BOARD	MGMT	Y	ABSTAIN	AGAINST
3					11	# OF BOARD DIRECTORS	MGMT	Y	FOR	FOR
4					13	REMUNDERATION OF AUDITOR	MGMT	Y	FOR	FOR
5					14	ELECTION OF AUDITOR	MGMT	Y	FOR	FOR
6					15	SHARE REPURCHASE	MGMT	Y	FOR	FOR
7					16	SPECIAL RIGHTS ISSUANCE	MGMT	Y	AGAINST	AGAINST
8
9	NEWELL RUBBERMAID	NWL	651229106	5/7/2013		DIRECTORS
10					1A	SCOTT COWEN	MGMT	Y	FOR	FOR
11					1B	CYNTHIA MONTGOMERY	MGMT	Y	FOR	FOR
12					1C	JOSE PEREZ-LIZAUR	MGMT	Y	FOR	FOR
13					1D	MICHAEL POLK	MGMT	Y	FOR	FOR
14					1E	MICHAEL TODMAN	MGMT	Y	FOR	FOR
15					2	ACCTG FIRM	MGMT	Y	FOR	FOR
16					3	2013 INCENTIVE PLAN	MGMT	Y	AGAINST	AGAINST
17					4	EXEC COMP	MGMT	Y	ABSTAIN	AGAINST
18
19	NATIONAL HEALTHCARE	NHC.A	635906209	5/8/2013		DIRECTORS
20					1	RICHARD LAROCHE	MGMT	Y	FOR	FOR
21					2	LAWRENCE TUCKER	MGMT	Y	FOR	FOR
22					2	EXEC COMP PLAN	MGMT	Y	ABSTAIN	AGAINST
23
24	COMMONWEALTH	CWH	203233101	5/14/2013		DIRECTORS
25					1	JOSEPH L MOREA	MGMT	Y	FOR	FOR
26					2	EXEC COMP PLAN	MGMT	Y	AGAINST	AGAINST
27					3	ACCTG FIRM	MGMT	Y	FOR	FOR
28
29	CUMMINS	CMI	231021106	5/14/2013		DIRECTORS
30					1	N THOMAS LINEBARGER	MGMT	Y	FOR	FOR

Registrant:		NORTHERN LIGHTS FUND TRUST II Two Oaks Diversified Growth and Income Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1					2	WILLIAM MILLER	MGMT	Y	FOR	FOR
2					3	ALEXIS HERMAN	MGMT	Y	FOR	FOR
3					4	GEORGIA NELSON	MGMT	Y	FOR	FOR
4					5	CARL WARE	MGMT	Y	FOR	FOR
5					6	ROBERT HERDMAN	MGMT	Y	FOR	FOR
6					7	ROBERT BERNHARD	MGMT	Y	FOR	FOR
7					8	DR FRANKLIN CHANG DIAZ	MGMT	Y	FOR	FOR
8					9	STEPHEN DOBBS	MGMT	Y	FOR	FOR
9					10	EXEC COMP PLAN	MGMT	Y	ABSTAIN	AGAINST
10					11	ACCTG FIRM	MGMT	Y	FOR	FOR
11					12	INDEPENDENT BOARD CHAIR	SHAREHOLD	Y	ABSTAIN	AGAINST
12
13	WENDY'S	WEN	95058W100	5/23/2013		DIRECTORS
14					1	NELSON PELTZ	MGMT	Y	FOR	FOR
15					2	PETER MAY	MGMT	Y	FOR	FOR
16					3	EMIL BROLICK	MGMT	Y	FOR	FOR
17					4	CLIVE CHAJET	MGMT	Y	FOR	FOR
18					5	EDWARD GARDEN	MGMT	Y	FOR	FOR
19					6	JANET HILL	MGMT	Y	FOR	FOR
20					7	JOSEPH LEVATO	MGMT	Y	FOR	FOR
21					8	RANDOLPH LEWIS	MGMT	Y	FOR	FOR
22					9	PETER ROTHSCHILD	MGMT	Y	FOR	FOR
23					10	DAVID SCHWAB II	MGMT	Y	FOR	FOR
24					11	ROLAND SMITH	MGMT	Y	FOR	FOR
25					12	RAYMOND TROUBH	MGMT	Y	FOR	FOR
26					13	JACK WASSERMAN	MGMT	Y	FOR	FOR
27					2	ACCTG FIRM	MGMT	Y	FOR	FOR
28					3	EXEC COMP PLAN	MGMT	Y	ABSTAIN	AGAINST
29					4	ACCELERATED VESTING	SHAREHOLD	Y	ABSTAIN	AGAINST
30

Registrant:		NORTHERN LIGHTS FUND TRUST II Two Oaks Diversified Growth and Income Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	MCDONALDS	MCD	580135101	5/23/2013		DIRECTORS
2					1A	WALTER MASSEY	MGMT	Y	FOR	FOR
3					1B	JOHN ROGERS JR	MGMT	Y	FOR	FOR
4					1C	ROGER STONE	MGMT	Y	FOR	FOR
5					1D	MILES WHITE	MGMT	Y	FOR	FOR
6					2	EXEC COMP PLAN	MGMT	Y	ABSTAIN	AGAINST
7					3	ACCTG FIRM	MGMT	Y	FOR	FOR
8					4	EXEC COMP REPORT	SHAREHOLD	Y	ABSTAIN	AGAINST
9					5	EXEC STOCK RETENTION	SHAREHOLD	Y	FOR	AGAINST
10					6	HUMAN RIGHTS REPORT	SHAREHOLD	Y	ABSTAIN	AGAINST
11					7	NUTRITION REPORT	SHAREHOLD	Y	ABSTAIN	AGAINST
12
13	BIOMED REALTY	BMR	09063H107	5/29/2013		DIRECTORS
14					1	ALAN GOLD	MGMT	Y	FOR	FOR
15					2	DANIEL BRADBURY	MGMT	Y	FOR	FOR
16					3	BARBARA CAMBON	MGMT	Y	FOR	FOR
17					4	EDWARD DENNIS	MGMT	Y	FOR	FOR
18					5	RICHARD GILCHRIST	MGMT	Y	FOR	FOR
19					6	GARY KREITZER	MGMT	Y	FOR	FOR
20					7	THEODORE ROTH	MGMT	Y	FOR	FOR
21					8	FAYE WILSON	MGMT	Y	FOR	FOR
22					2	ACCTG FIRM	MGMT	Y	FOR	FOR
23					3	EXEC COMP PLAN	MGMT	Y	ABSTAIN	AGAINST
24					4	INCENTIVE AWARD PLAN	MGMT	Y	AGAINST	AGAINST
25
26	CONSOLIDATED WATER	CWCO	G23773107	5/29/2013	1	DIRECTOR - BRIAN BUTLER	MGMT	Y	FOR	FOR
27					2	EXEC COMP PLAN	MGMT	Y	ABSTAIN	AGAINST
28					3	ACCTG FIRM	MGMT	Y	FOR	FOR
29
30

Registrant:		NORTHERN LIGHTS FUND TRUST II Two Oaks Diversified Growth and Income Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NU SKIN	NUS	67018T105	6/3/2013		DIRECTORS
2					1	NEVIN ANDERSEN	MGMT	Y	FOR	FOR
3					2	DANIEL CAMPBELL	MGMT	Y	FOR	FOR
4					3	M TRUMAN HUNT	MGMT	Y	FOR	FOR
5					4	ANDREW LIPMAN	MGMT	Y	FOR	FOR
6					5	STEVEN LUND	MGMT	Y	FOR	FOR
7					6	PATRICIA NEGRON	MGMT	Y	FOR	FOR
8					7	NEIL OFFEN	MGMT	Y	FOR	FOR
9					8	THOMAS PISANO	MGMT	Y	FOR	FOR
10					2	EXEC COMP PLAN	MGMT	Y	ABSTAIN	AGAINST
11					3	INCENTIVE PLAN	MGMT	Y	AGAINST	AGAINST
12					4	ACCTG FIRM	MGMT	Y	FOR	FOR
13
14	UMH PROPERTIES	UMH	903002103	6/13/2013		DIRECTORS
15					1	MICHAEL LANDY	MGMT	Y	FOR	FOR
16					2	JAMES MITCHELL	MGMT	Y	FOR	FOR
17					3	STEPHEN WOLGIN	MGMT	Y	FOR	FOR
18					2	ACCTG FIRM	MGMT	Y	FOR	FOR
19					3	STOCK OPTION/AWARD PLAN	MGMT	Y	AGAINST	AGAINST

Registrant:	NORTHERN LIGHTS FUND TRUST II Witherspoon Managed Futures Strategy Fund
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant:		NORTHERN LIGHTS FUND TRUST II - CROW POINT HEDGED GLOBAL EQUITY INCOME FUND
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant:		NORTHERN LIGHTS FUND TRUST II SFG Futures Strategy Fund
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Appended hereto is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

NORTHEN LIGHST FUND TRUST II

By (Signature and Title)*    /s/ James Ash

                 James Ash, Secretary

Date:  August 12, 2013

* Print the name and title of each signing officer under his or her signature.